3. Loans, Nonaccrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-accrual loans
Non-accrual loans	$ 17,630	$ 21,785
Construction and land development
Non-accrual loans
Non-accrual loans	9,253	13,257
Single-family residential
Non-accrual loans
Non-accrual loans	2,491	2,380
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	2,232	3,142
Commercial Real Estate
Non-accrual loans
Non-accrual loans	3,263	2,451
Total real estate loans
Non-accrual loans
Non-accrual loans	17,239	21,230
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	344	403
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 47	$ 152